Asset Impairment (Reversals) Charges - Detailed Information About Property, Plant, and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment (reversals) charges (Note 7)	$ (13)	$ 46
Wind and Solar
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment (reversals) charges (Note 7)	20	0
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment (reversals) charges (Note 7)	37	0
Energy Transition
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment (reversals) charges (Note 7)	(30)	0
Energy Transition
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment (reversals) charges (Note 7)	(44)	24
Project development costs
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment (reversals) charges (Note 7)	$ 4	$ 22